Disclosures About Fair Value of Financial Instruments (Details) - Schedule of estimated Fair Values of Financial Instruments - USD ($) $ in Thousands		Mar. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [Member]
Assets:
Carrying Amount		$ 17,379	$ 2,989
Estimated Fair Value		17,379	2,989
Borrowings from partner bank [Member]
Assets:
Carrying Amount		5,345	21,000
Estimated Fair Value		5,345	21,000
Liability for Private Warrants [Member]
Assets:
Carrying Amount	[1]	15,836
Estimated Fair Value	[1]	15,836
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Cash and cash equivalents [Member]
Assets:
Fair Value Measurements		17,379	2,989
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Borrowings from partner bank [Member]
Assets:
Fair Value Measurements
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Liability for Private Warrants [Member]
Assets:
Fair Value Measurements	[1]
Significant Other Observable Inputs (Level 2) [Member] | Cash and cash equivalents [Member]
Assets:
Fair Value Measurements
Significant Other Observable Inputs (Level 2) [Member] | Borrowings from partner bank [Member]
Assets:
Fair Value Measurements		5,345	21,000
Significant Other Observable Inputs (Level 2) [Member] | Liability for Private Warrants [Member]
Assets:
Fair Value Measurements	[1]
Significant Unobservable Inputs (Level 3) [Member] | Cash and cash equivalents [Member]
Assets:
Fair Value Measurements
Significant Unobservable Inputs (Level 3) [Member] | Borrowings from partner bank [Member]
Assets:
Fair Value Measurements
Significant Unobservable Inputs (Level 3) [Member] | Liability for Private Warrants [Member]
Assets:
Fair Value Measurements	[1]	$ 15,836

[1]	The initial fair value of the warrants was $30.8 million on January 4, 2021, the merger date. The $15.0 million change in fair value during the first quarter was reported in Gain on fair value of private warrant liability on the statements of income (loss).